Fair Value Measurement - Schedule of Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Private Placement Warrants [Member]
Schedule of Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value at January 1, 2025
Assumption of warrant liabilities	1,107
Change in fair value of warrant liabilities	(830)
Fair value at December 31, 2025	277
Representative’s Warrants [Member]
Schedule of Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value at January 1, 2025
Assumption of warrant liabilities	86
Change in fair value of warrant liabilities	(65)
Fair value at December 31, 2025	21
Warrants Liabilities [Member]
Schedule of Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value at January 1, 2025
Assumption of warrant liabilities	1,193
Change in fair value of warrant liabilities	(895)
Fair value at December 31, 2025	$ 298